Stockholders' equity	12 Months Ended
Dec. 31, 2021
Stockholders' equity
Stockholders' equity

30. Stockholders’ equity

a) Share capital

As at December 31, 2021, the share capital was US$61,614 corresponding to 5,132,458,410 shares issued and fully paid without par value. The Board of Directors may, regardless of changes to by-laws, approve the issue and cancellation of common shares, including the capitalization of profits and reserves to the extent authorized.

	December 31, 2021
	Common shares	Golden shares	Total
Stockholders
Shareholders with more than 5% of total capital	1,910,844,005	—	1,910,844,005
Previ	415,794,956	—	415,794,956
Capital World Investors	335,249,101	—	335,249,101
Capital Research Global Investors	326,001,911	—	326,001,911
Mitsui&co	286,347,055	—	286,347,055
Blackrock, Inc	279,562,772	—	279,562,772
Capital International Investors	267,888,210	—	267,888,210
Others	2,928,772,919	—	2,928,772,919
Golden shares	—	12	12
Total outstanding (without shares in treasury)	4,839,616,924	12	4,839,616,936
Shares in treasury	292,841,474	—	292,841,474
Total capital	5,132,458,398	12	5,132,458,410

b) Share buyback program and treasury shares

(b.i) Share buyback program

On April 1, 2021, the Board of Directors approved a share buyback program for Vale’s stocks limited to a maximum of 270,000,000 stocks, and their respective ADRs, representing up to 5.3% of the total number of outstanding shares on that date. This program was concluded in November with the repurchase of all shares, corresponding to the amount of US$5,281 (R$27,642 million), of which US$2,273 (R$12,068 million) through wholly-owned subsidiaries and US$3,008 (R$15,574 million) directly by the Parent Company.

Following the previous program, the Board of Directors approved on October 28, 2021, a new share buyback program for Vale’s stocks limited to a maximum of 200,000,000 stocks, and their respective ADRs, representing up to 4.1% of the total number of outstanding stocks on that date. Until December 31, 2021, the Company repurchased 21,184,500 shares, in the amount of US$264 (R$1,479 million), through wholly-owned subsidiaries.

Thus, as at December 31, 2021, the Company repurchased 291,184,500 stocks at an average price of US$19.04 per share (R$ 100.01 per stock), being 152,166,153 through its wholly-owned subsidiaries and 139,018,347 directly by the Parent Company. The total amount acquired was US$5,546 (R$29,121 million), of which US$2,538 (R$13,547 million) through its wholly owned subsidiaries and US$3,008 (R$15,574 million) by the Parent Company. The subsidiaries continue to hold the acquired stocks as at December 31, 2021.

(b.ii) Cancellation of treasury shares

In 2021, the Board of Directors approved the cancellation of 152,016,372 common shares of the Company acquired in previous buyback programs and held in treasury, without reducing its share capital. The impact of US$2,401 was recorded in the stockholders' equity as “Treasury shares utilized and canceled”.

On February 24, 2022 (subsequent event), the Board of Directors approved the cancellation of 133,418,347 common shares issued by the Company and held in treasury, without reducing the value of its capital stock.

(b.iii) Treasury shares used for the share-based payment program

In 2021, the Company used 890,482 stocks from its treasury stocks (2020: 1,628,485 stocks), for share-based payment program of its executives (note 2g), corresponding to US$7 (R$37 million) (2020: US$14 (R$68 million)) recorded as “Treasury shares utilized and canceled” in the stockholders’ equity for the year ended December 31, 2021.

c) Profit distribution

2021
Net income of the year	22,445
Appropriation to legal reserve	(1,123)
Appropriation to tax incentive reserve	(2,581)
Net income after appropriations to legal reserve and tax incentive reserve	18,741
Reclassification of the fair value adjustment reserve (nota 14a)	522

Approved remuneration (i)	8,368
Additional Stockholders’ remuneration	3,500
Appropriation to investments reserve	7,395

(i) Of the total remuneration to shareholders for fiscal year 2021, US$4,542 (R$25,346 million) totals the minimum mandatory remuneration for fiscal year 2021, which, according to the Company's Bylaws, must represent 25% of net income, after the allocations of the legal reserve and tax incentive reserve. This amount was paid in full in 2021.

(c.i) Remuneration approved

In 2021, the Company approved and paid dividends and interest on capital to stockholders in the amount of US$9,844 (R$51,246 million), as follows: (i) US$2,200 (R$11,046 million), as approved by the Board of Directors on June 17, 2021; and (ii) US$7,644 (R$40,200 million), approved by the Board of Directors on September 16, 2021. Of the total amount paid, US$1,476 (R$7,411 million) was approved from the profits reserve and the remaining amount as an anticipation of the income for the year ended December 31, 2021.

(c.ii) Additional remuneration

On February 24, 2022 (subsequent event), the Board of Directors approved the stockholder’s remuneration in the total gross amount of US$3,500 (R$17,849 million). The payment is expected to be on March 16, 2022.

(c.iii) Stockholder’s remuneration for the year 2020

On February 25, 2021, the Board of Directors approved the stockholder’s remuneration in the amount of US$3,972 (R$21,866 million). Of the total amount, US$1,152 (R$6,342 million) represents the minimum mandatory remuneration for 2020 and was recorded as "Dividends payable" in the Company's current liabilities as at December 31, 2020. The remaining amount of US$2,820 (R$15,524 million) was approved as additional remuneration to the Company’s stockholders and recorded in the stockholders’ equity as “Additional remuneration reserve” as at December 31, 2020. This amount was paid in full on March 15, 2021.

(c.iv) Profit reserves

Of the total amount of profit reserves, after deducting the balance of legal, tax incentive and treasury shares reserves, as required by Brazilian corporate law, US$4,746 (R$26,485 million) represents the amount of reserves available for distribution to the Company's stockholders.

				Additional
		Tax incentive	Investment's	remuneration	Total of profit
	Legal reserve	reserve	reserve	reserve	reserves
Balance as at December 31, 2019	1,656	848	4,586	—	7,090
Allocation of income	251	2	656	2,820	3,729
Deliberated dividends and interest on capital of Vale's stockholders	—	—	(2,329)	—	(2,329)
Translation adjustment	(365)	(191)	(1,059)	167	(1,448)
Balance as at December 31, 2020	1,542	659	1,854	2,987	7,042
Allocation of income	1,123	2,581	7,395	3,500	14,599
Deliberated dividends and interest on capital of Vale's stockholders	—	—	(1,476)	(2,820)	(4,296)
Treasury shares cancellation	—	—	(2,401)	—	(2,401)
Translation adjustment	(142)	(157)	1,526	(469)	758
Balance as at December 31, 2021	2,523	3,083	6,898	3,198	15,702

Legal reserve - Is a legal requirement for Brazilian public companies to retain 5% of the annual net income up to 20% of the capital. The reserve can only be used to compensate losses or to increase capital.

Tax incentive reserve - Results from the option to designate a portion of the income tax for investments in projects approved by the Brazilian Government as well as tax incentives.

Investment reserve - Aims to ensure the maintenance and development of the main activities that comprise the Company’s operations and to retain budgeted capital for investments. Based on the Company’s by-laws, this reserve is capped to 50% of the annual distributable net income, up to the amount of the share capital.

Additional remuneration reserve - Results from the remuneration proposed by Management that exceeds the mandatory minimum remuneration of 25% of the adjusted net income.

Accounting policy

Share capital and treasury shares - The Company holds stocks in treasury for a future sale, cancellation or for the payment of the executives' long-term compensation programs. These stocks are recognized in a specific account as a reduction of stockholders' equity to the acquisition value and maintained at the cost of the transaction. Incremental costs directly attributable to the issue of new shares or options are recognized in stockholders' equity as a deduction from the amount raised, net of taxes.

Stockholder’s remuneration - The stockholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on bylaws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by stockholders.

The Company is permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.